Cover	Aug. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	CYREN LTD.
Entity Incorporation, State or Country Code	L3
Entity File Number	000-26495
Entity Address, Address Line One	10 Ha-Menofim St.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4672561
Country Region	972
City Area Code	9
Local Phone Number	863–6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value ILS 3.0 per share
Trading Symbol	CYRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001084577
Amendment Flag	false